Corporate information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	May 07, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total net assets	R$ 80,379		R$ 78,701
Afya Participacoes S. A. [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents		R$ 3
Property and equipment		2,683
Intangible assets		99,628
Total		102,314
Trade payables		71
Loans and financing		2,243
Financial liabilities recognised as of acquisition date		2,314
Total net assets		R$ 100,000